Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Activity in the Company's 2007 Plan

The following is a summary of activity in the Company’s 2007 Plan for the years ended December 31, 2013, 2012, and 2011:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2010	1,258,082	$16.51
Options granted during the period	173,350	$28.54
Options exercised during the period	(358,884)	$15.29
Options forfeited during the period	(3,503)	$18.48

Balances, December 31, 2011	1,069,045	$18.86
Options granted during the period	201,658	$28.21
Options exercised during the period	(302,100)	$15.45
Options forfeited during the period	(2,675)	$22.63

Balances, December 31, 2012	965,928	$21.87
Options granted during the period	213,907	$38.36
Options exercised during the period	(207,191)	$17.46
Options forfeited during the period	(29,262)	$26.63

Balances, December 31, 2013	943,382	$26.43

Options exercisable at December 31, 2013	350,225	$18.61

Options vested and expected to vest at December 31, 2013	912,695	$26.18

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2010	1,265,896	$13.90
Share units granted during the period	191,449	$25.45
Share units vested during the period	(274,172)	$13.23
Share units forfeited during the period	(4,561)	$14.73

Balances, December 31, 2011	1,178,612	$15.95
Share units granted during the period	213,295	$28.29
Share units vested during the period	(376,056)	$14.37
Share units forfeited during the period	(4,445)	$17.58

Balances, December 31, 2012	1,011,406	$19.13
Share units granted during the period	223,492	$33.84
Share units vested during the period	(488,860)	$16.16
Share units forfeited during the period	(42,135)	$19.91

Balances, December 31, 2013	703,903	$24.57

Share units outstanding and expected to vest at December 31, 2013	671,477	$23.44

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2013:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices
$7.10	58,805	$7.10	58,805	$7.10
$16.50	127,314	16.50	127,314	16.50
$16.97	56,831	16.97	104,374	16.97
$28.05	43,753	28.05	182,763	28.05
$28.26	37,658	28.26	105,111	28.26
$28.54	23,364	28.54	141,108	28.54
$31.34	2,500	31.34	10,000	31.34
$38.36	—	—	213,907	38.36

	350,225	$18.61	943,382	$26.43

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2007 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2013, 2012 and 2011 with the following assumptions:

	2013	2012	2011
Risk-free interest rates	1.3%	0.7% - 1.1%	1.1%
Expected terms (in years)	5.0	5.2 - 5.7	5.7
Expected common share price volatilities	58.2%	62.5% - 67.1%	68.0%
Expected dividends	4.9%	4.5% - 6.3%	4.9%
Expected forfeitures	3.4%	1.0%	5.0%